CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 25, 2017	Jun. 26, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 451	$ 873
Accounts receivable, less allowance for doubtful accounts of $249 and $198, respectively	2,761	2,780
Notes receivable	675	167
Inventories	79	197
Income tax receivable	194	194
Property held for sale	671	0
Prepaid expenses and other	295	430
Total current assets	5,126	4,641
LONG-TERM ASSETS
Property, plant and equipment, net	3,808	12,979
Long-term notes receivable	127	382
Deposits and other	485	503
Total assets	9,546	18,505
CURRENT LIABILITIES
Accounts payable - trade	4,165	3,815
Short-term debt	1,000	0
Accrued expenses	1,265	1,220
Deferred rent	101	160
Deferred revenues	212	304
Total current liabilities	6,743	5,499
LONG-TERM LIABILITIES
Convertible Notes	2,749	0
Deferred rent, net of current portion	655	1,710
Deferred revenues, net of current portion	1,425	1,440
Other long-term liabilities	53	453
Total liabilities	11,625	9,102
COMMITMENTS AND CONTINGENCIES (See Notes F and J)
SHAREHOLDERS' EQUITY (DEFICIT)
Common stock, $.01 par value; authorized 26,000,000 shares; issued 17,786,049 and 17,460,951 shares, respectively; outstanding 10,666,649 and 10,341,551 shares, respectively	178	175
Additional paid-in capital	26,784	25,778
Retained earnings (accumulated deficit)	(4,405)	8,086
Treasury stock at cost 7,119,400 shares	(24,636)	(24,636)
Total shareholders' equity (deficit)	(2,079)	9,403
Total liabilities and shareholders' equity (deficit)	$ 9,546	$ 18,505